Revenue from Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Revenues Based on Product Lines

Disaggregation of revenue from contracts with customers Set out below is the disaggregation of the Group’s revenue from contracts with customers:

(In thousand Euros)	June 30, 2024	June 30, 2023
Sales of goods	83,946	60,274
Sales of services	7,947	7,746
Total	91,893	68,020

Summary of Revenues Based Geographical Segments

The breakdown by geographical segments is as follows:

(In thousand Euros)	June 30, 2024	June 30, 2023
Geographical markets (*):
EMEA	74,741	55,124
NORAM	16,456	12,526
APAC	696	370
Total	91,893	68,020

(*) The differences between geographical markets information and the segment disclosures in the Note 7 comes from the intercompany eliminations.